Note 10 - Net Income Per Share (Tables)	12 Months Ended
Dec. 31, 2020
Statement Line Items [Line Items]
Disclosure of earnings per share [text block]
[Net income in US$ thousands]	Year ended December 31,
Net income attributable to the owners of the parent	2018	2019	2020
Continuing operations	34,219	40,739	37,432
Discontinued operations	941	17,161	141,742
Net income attributable to the owners of the parent for basic and diluted earnings	35,160	57,899	179,174

Issued ordinary shares at beginning of period	190,250,000	220,119,343	237,826,326
Effect of shares issued	12,504,070	7,422,487	1,889,770
Effect of treasury shares held	(133,681)	(2,913,330)	(5,146,244)
Basic weighted-average number of ordinary shares in the period	202,620,388	224,628,500	234,569,852
Effect of employee equity grants	6,107,813	4,437,167	2,816,613
Diluted weighted-average number of ordinary shares in the period	208,728,201	229,065,667	237,386,466

Basic net income from continuing operations per share, US$	0.17	0.18	0.16
Basic net income per share, US$	0.17	0.26	0.76

Diluted net income from continuing operations per share, US$	0.16	0.18	0.16
Diluted net income per share, US$	0.17	0.25	0.75
[Net income in US$ thousands]	Year ended December 31,
Net income attributable to the owners of the parent	2018	2019	2020
Continuing operations	34,219	40,739	37,432
Discontinued operations	941	17,161	141,742
Net income attributable to the owners of the parent for basic and diluted earnings	35,160	57,899	179,174

ADS equivalent of basic weighted-average number of ordinary shares	101,310,194	112,314,250	117,284,926
ADS equivalent of diluted weighted-average number of ordinary shares	104,364,101	114,532,833	118,693,233

Basic net income from continuing operations per ADS, US$	0.34	0.36	0.32
Basic net income per ADS, US$	0.35	0.52	1.53

Diluted net income from continuing operations per ADS, US$	0.33	0.36	0.32
Diluted net income per ADS, US$	0.34	0.51	1.51